Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation

The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade receivables”, “Other receivables”, “Accounts payable” and “Other liabilities” contain both financial instruments and non-financial assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed “Non-financial assets” and “Non-financial Liabilities”.

Financial Assets

	2018
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	14,860	—	14,860	17,250	32,110
Trade receivables(2)	98,930	—	98,930	—	98,930
Investment in financial assets	—	10,941	10,941	—	10,941
Cash and cash equivalents	38,236	7,792	46,028	—	46,028

	152,026	18,733	170,759	17,250	188,009

	2017
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	6,793	—	6,793	7,541	14,334
Trade receivables(2)	44,182	—	44,182	—	44,182
Investment in financial assets	—	12,936	12,936	—	12,936
Cash and cash equivalents	9,687	19,051	28,738	—	28,738

	60,662	31,987	92,649	7,541	100,190

	2016
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	8,277	—	8,277	9,145	17,422
Trade receivables(2)	34,816	—	34,816	—	34,816
Investment in financial assets	—	15,285	15,285	—	15,285
Cash and cash equivalents	7,949	2,808	10,757	—	10,757

	51,042	18,093	69,135	9,145	78,280

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

Financial Liabilities

	2018
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	335,078	—	335,078	—	335,078
Other liabilities	1,271	—	1,271	—	1,271
Accounts payable	87,087	—	87,087	511	87,598

	423,436	—	423,436	511	423,947

	2017
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	191,063	—	191,063	—	191,063
Other liabilities	2,660	—	2,660	—	2,660
Accounts payable	45,638	—	45,638	458	46,096

	239,361	—	239,361	458	239,819

	2016
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	154,345	—	154,345	—	154,345
Other liabilities	4,726	—	4,726	—	4,726
Accounts payable	43,273	—	43,273	495	43,768

	202,344	—	202,344	495	202,839

Summary of Gains and Losses on Financial Instruments

Gains and losses on financial and non-financial instruments are allocated to the following categories:

	2018
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	3,033	—	3,033
Interest loss	(28,717)	—	(28,717)
Net financial accretion	7,627	—	7,627
Net exchange differences	54,459	—	54,459
Fair value gains on financial assets at fair value through profit or loss	—	2,596	2,596
Gains on derivative financial instruments	—	933	933
Result from net monetary position	1,594	—	1,594

	37,996	3,529	41,525

	2017
	Financial and non-financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,598	—	1,598
Interest loss	(18,385)	—	(18,385)
Net financial accretion	(3,169)	—	(3,169)
Net exchange differences	8,950	—	8,950
Fair value gains on financial assets at fair value through profit or loss	—	2,208	2,208

	(11,006)	2,208	(8,798)

	2016
	Financial and non-financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,472	—	1,472
Interest loss	(18,109)	—	(18,109)
Net financial accretion	(3,159)	—	(3,159)
Net exchange differences	11,611	—	11,611
Fair value gains on financial assets at fair value through profit or loss	—	1,826	1,826
Gains on derivative financial instruments	—	213	213

	(8,185)	2,039	(6,146)

Summary of Company's Financial Assets Measured at Fair Value

The tables below show the Group’s financial assets measured at fair value as of December 31, 2018, 2017 and 2016 and their allocation to their fair value levels.

	2018
Financial Assets	Level 1		Level 2	Level 3	Total
Investment in financial assets:
- Public securities	10,941	(1)	—	—	10,941

	10,941		—	—	10,941

Cash and cash equivalents:
- Mutual funds	7,792		—	—	7,792

	7,792		—	—	7,792

	18,733		—	—	18,733

	2017
Financial Assets	Level 1		Level 2	Level 3	Total
Investment in financial assets:
- Public securities	12,936	(1)	—	—	12,936

	12,936		—	—	12,936

Cash and cash equivalents:
- Mutual funds	19,051		—	—	19,051

	19,051		—	—	19,051

	31,987		—	—	31,987

	2016
Financial Assets	Level 1		Level 2	Level 3	Total
Investments in financial assets:
- Mutual funds	53		—	—	53
- Public securities	15,232	(1)	—	—	15,232

	15,285		—	—	15,285

Cash and cash equivalents:
- Mutual funds	2,808		—	—	2,808

	2,808		—	—	2,808

	18,093		—	—	18,093

(1)	As of December 31, 2018 and 2017, it has been classified as Current. As of December 31, 2016, 7,737 have been classified as Noncurrent and 7,495 has been classified as Current.